Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands		Jun. 30, 2018	May 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Accounts Payable and Accrued Liabilities Current
Payroll and related payables	[1]	$ 9,004		$ 17,344
Commissions payable	[2]	2,488		1,898
Accrued vessel expenses		28,701		27,222
Accrued interest expense		5,958		6,036
Other accrued expenses		3,161		2,306
Accrued expenses		49,312		54,806
Predecessor
Accounts Payable and Accrued Liabilities Current
Payroll and related payables					$ 10,465
Commissions payable					2,143
Accrued vessel expenses					41,580
Accrued interest expense					15,021
Other accrued expenses					8,912
Accrued expenses					78,121
Sonatide joint venture
Accounts Payable and Accrued Liabilities Current
Commissions payable		$ 30,200		36,400
Accrued interest expense				36,400
Sonatide joint venture | Predecessor
Accounts Payable and Accrued Liabilities Current
Accrued interest expense					$ 34,700
Former CEO
Accounts Payable and Accrued Liabilities Current
Payroll and related payables			$ 8,900
Commissions payable				$ 9,600

[1]	The balance at December 31, 2017 includes $8.9 million payable to the former CEO, which was paid in May 2018.
[2]	Excludes $30.2 million and $36.4 million of commissions due to Sonatide at June 30, 2018 and December 31, 2017, respectively. These amounts are included in amounts due to affiliates.